Related-Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(23)	Related-Party Transactions

For the years presented, in addition to the transactions described in note (9), note (10) and note (15), the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	896,881	435,046	756,431	116,773
Purchase of raw materials and services from related parties (note (b))	1,187,857	833,813	656,091	101,283

	Year ended December 31,
	2014	2015
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	264,995	447,093	69,019
Prepayments to related party suppliers (note (b))	33,746	230,376	35,564
Other amounts due from related parties (note (c))	335,371	433,277	66,887
Total due from related parties - current	634,112	1,110,746	171,470

Long-term portion of amounts due from related party (note (d))	32,000	32,318	4,989

Prepayments for construction of property, plant and equipment to related party suppliers (note (e))	144,467	433	67
Total other due from related parties	144,467	433	67

Amounts due to related parties (note (b))	(974,501)	(536,409)	(82,807)
Total due to related parties - current	(974,501)	(536,409)	(82,807)
Long-term portion of amounts due to related party (note (j))	(280,640)	(242,267)	(37,400)

Notes:

(a)
The Company sold PV modules of RMB 9,961, RMB 14,793 and RMB 5,365(US$828) to its affiliate, Tibetan Yingli, for the years ended December 31, 2013, 2014 and 2015.  The Company sold products of RMB 601,652, RMB 268,177and RMB  683,319 (US$105,486) to the subsidiaries of Yingli Group for the years ended December 31, 2013, 2014 and 2015, respectively. These subsidiaries of Yingli Group are controlled by Mr. Liansheng Miao, the Company’s chairman and CEO. The Company sold PV modules of RMB97,772, RMB 5,756 and RMB551(US$85) to an entity whose equity shareholder is a non-controlling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2013, 2014 and 2015, respectively. However, it was no longer the company’s related party since September, 2015. The Company sold PV modules of RMB 187,496, RMB 81,023 and nil to an affiliate which the Company holds 26.53% of its equity interest for the years ended December 31, 2013, 2014 and 2015. The amount of transaction mentioned above included value-added tax.

(b)
The Company purchased raw materials of RMB  978,826, RMB 587,538 and RMB  401,690 (US$  62,010) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2013, 2014 and 2015, respectively. The company purchased services of RMB 191,371, RMB 230,950 and RMB 239,060(US$36,905) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2013, 2014 and 2015, respectively. The Company imported the polysilicon of RMB12, nil and nil from an entity whose equity shareholder is a non-controlling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2013, 2014 and 2015, respectively. The Company purchased raw materials of RMB17,648, RMB 15,325 and RMB32,752(US$5,056) from the entities whose equity shareholder is a non-controlling interest holder of the Company’s subsidiary for the years ended December 31, 2013 ,2014 and 2015. However, it was no longer the company’s related party since September, 2015.The amount of transaction mentioned above included value-added tax.

(c)
Other amounts due from related parties mainly represent the entrusted loan and advances to Yingli Group and its subsidiaries.  In 2011, Tianwei Yingli made a one-year entrusted loan of RMB 100,000 at an interest rate of 7.22% per annum to a subsidiary of Yingli Group. The entrusted loan was extended for another one year before due in 2012, and was collected in full by Tianwei Yingli in December 2013. Hainan Yingli made one-year entrusted loans of RMB 50,000 ,RMB 25,000 and RMB40,000 in 2012 ,2013 and 2014, to a subsidiary of Yingli Group at an interest rate of 5.4%, 6.0% and 6.0% per annum, respectively, and collected RMB 65,000 and RMB 10,000 and nil in 2013,2014 and 2015 for the above mentioned loans, respectively. In 2015, Yingli Group disposed the 100% equity interest in the aforementioned subsidiary to a third party and the balance of RMB  40,000 was reclassified to other receivables. In 2014, Hainan Yingli made another one-year entrusted loan of RMB18,000 at an interest rate of 6% per annum to a subsidiary of Yingli Group, which was collected in full by Hainan Yingli in December 2015. In 2015, Yingli Tianjin mad a one-year entrusted loan of RMB2,000 at an interest rate of 5.35% per annum to Tianjin Yingli PV Power Plant technology development Co., Ltd., a subsidiary of Yingli Group. In 2015, Yingli Tianjin made several one-year entrusted loans of RMB49,800 at an interest rate of 5.6% per annum to Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”), a subsidiary of Yingli Group. The Company sold nil, nil and RMB137,731(US$21,262) of machinery to Yingli Group and had balance of other receivable of nil, nil and 30,739(US$4,745) due form Yingli Group for the year ended December 31, 2013, 2014, and 2015, respectively.

(d)
In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions were completed, and are recorded in due from related parties as of December 31, 2012, and are reclassified to long-term portion of amounts due from a related party as of December 31, 2013.

(e)
The balance as of December 31, 2014 and 2015 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the Consolidated Balance Sheets.

(f)
The Company entered into entrusted construction contract with Yingli PV Group. Under the general term of the contract, Yingli PV Group built 23 project assets of 222.4MW in total for the Company with total amount of RMB 825,748 in 2014.  In September 2015, the Company entered into an agreement with Yingli PV Group to terminate the above-mentioned construction contract and deconsolidated all the project assets under the VIE structure. The loss of RMB 6,852, which was the difference between the consideration of RMB 554,452 (US$85,593) and the net book value of the VIEs of RMB561,304 (US$ 86,650), (comprised of total assets of RMB 1,886,045 net of related liabilities of RMB 1,324,741), of was recognized in the Consolidated Statements of Comprehensive Loss upon the disposal of VIE in 2015. Upon disposal, accounts receivables from these VIEs due to sales of PV modules were reclassified from accounts receivables from subsidiaries, which was eliminated when preparing the consolidation, to accounts receivables from related parties; meanwhile, RMB 554,452 (US$85,593) of receivables in relation to consideration of disposal of VIE from related parties were net-off by payables to the related parties for the initial capital injection into the VIEs when VIE were incorporated.

(g)
In 2014, the Company disposed all its interest in its subsidiary Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”) to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group. The total consideration was of RMB 134,167 and gains of RMB 22,271 was recorded in other gain. As of December 31, 2015, the related proceeds for the disposal have not been collected.

In December 2014, Yingli Shuntong (Beijing).International Freight Agency Co., Ltd. was sold to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group for the consideration of RMB 12,439 (US$ 2,005), and gains of RMB 1,672 (US$ 269) was recorded in other income.

(h)	The Company pledged its assets of total amount of RMB147,600 (US$22,785) to back up the RMB781,830 (US$120,694) bank borrowing of Yingli Group as of December 31, 2015.

(i)	The Company received guarantee from the Yingli Group of total amount of RMB 1,444,030 and RMB 2,386,307 (US$ 368,382) as of December 31, 2014 and 2015, respectively.

(j)
The Company entered into several financing lease agreement with related party controlled by Yingli Group. The total outstanding payable over one year was RMB 280,640 and RMB 242,267 (US$37,400), as of December 31, 2014 and 2015, respectively.